Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

8. Short-term Debt and Short-term Debt from Related Parties

At December 31, 2016 and December 31, 2015, short-term debt and short-term debt from related parties consisted of the following:

	2016	2015
Borrowings under lines of credit	$93.829	$109.230
Commercial Paper Program	501.662	-
Other	7.003	22
Short-term debt	$602.494	$109.252
Short-term debt from related parties (see Note 2.b)	3.162	19.052
Short-term debt and short-term debt from related parties	$605.656	$128.304

Borrowings Under Lines of Credit and Further Availabilities

Borrowings under lines of credit in the amount of $93.829 and $109.230 at December 31, 2016 and 2015, respectively, represented amounts borrowed by the Company’s subsidiaries under lines of credit with commercial banks. The average interest rates on these borrowings at December 31, 2016 and 2015 were 6,49% and 6,38%, respectively.

Excluding amounts available under the Amended 2012 Credit Agreement, at December 31, 2016 and 2015, the Company had $242.407 and $222.888 available under other commercial bank agreements. In some instances, lines of credit are secured by assets of the Company’s subsidiary that is party to the agreement or may require the Company’s guarantee. In certain circumstances, the subsidiary may be required to meet certain covenants.

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At December 31, 2016 and 2015, cash and borrowings under lines of credit in the amount of $343.094 and $48.277 were offset under this cash management system.

Commercial Paper Program

Commercial paper programs are flexible financing instruments to obtain short-term funding on the money market. Typically, commercial paper maturities range from a few days up to under two years. The Company established a commercial paper program on January 19, 2016 under which short-term notes of up to €1,000,000 ($1,054,100) can be issued. At December 31, 2016, the outstanding commercial paper amounted to €476.000 ($501.752 at December 31, 2016).

Other

At December 31, 2016 and 2015, the Company had $7.003 and $22 of other debt which was mainly related to fixed payments outstanding for acquisitions.

Short-term Debt from Related Parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus an applicable margin. Advances can be repaid and reborrowed. At December 31, 2016, there were no advances from Fresenius SE under this facility. At December 31, 2015, the Company borrowed from Fresenius SE in the amount of €14.500 ($15.786 at December 31, 2015). For further information on short-term debt from related parties, see Note 2 b).